Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Share Option Activity
The following table summarizes the share option activities for the years ended December 31, 2016, 2017 and 2018:

	Number of share options	Weighted average exercise price (USD)	Weighted- average grant-date fair value (USD)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (In thousands)
Outstanding, January 1, 2016	2,130,820	2.13
Vested and expected to vest at January 1, 2016	1,008,645	1.76	0.73	4.62	464
Exercisable at January 1, 2016	1,430,870	2.16	0.86	4.03	406
Forfeited	(14,375)	3.21
Expired	(182,510)	2.22
Exercised	(440,465)	1.81
Outstanding, December 31, 2016	1,493,470	2.65	—	3.39	6
Vested and expected to vest at December 31, 2016	1,440,923	2.67	0.85	3.24	6
Exercisable at December 31, 2016	1,217,050	2.70	0.84	3.20	6
Forfeited	(109,925)	2.89
Expired	(989,730)	2.28
Exercised	(4,000)	0.83
Outstanding, December 31, 2017	389,815	3.90	—	4.64	—
Vested and expected to vest at December 31, 2017	170,545	3.90	0.95	4.64	—
Exercisable at December 31, 2017	389,190	3.90	0.95	4.64	—
Forfeited	—
Expired	(373,315)	3.89
Outstanding, December 31, 2018	16,500	3.97	—	4.37	—
Vested and expected to vest at December 31, 2018	7,220	3.97	1.56	4.37	—
Exercisable at December 31, 2018	16,500	3.97	1.56	4.37	—

Schedule of Recognized Compensation Costs
Total compensation costs recognized for the years ended December 31, 2016, 2017 and 2018 are as follows:

	Years ended December 31,
(In thousands)	2016	2017	2018
Sales and marketing expenses	98	88	404
General and administrative expenses	6,267	5,800	2,245
Research and development expenses	2,983	2,442	2,645
Total	9,348	8,330	5,294

2013 Plan [Member]
Summary of Restricted Shares Activities
A summary of the restricted shares activities under the 2013 Plan for the years ended December 31, 2016, 2017 and 2018 is presented below:

Number of restricted shares
Unvested at January 1, 2016	3,796,398
Vested	(1,520,760)
Forfeited	(561,103)
Unvested at December 31, 2016	1,714,535
Vested and expected to vest at December 31, 2016	1,457,355
Unvested at January 1, 2017	1,714,535
Vested	(996,835)
Forfeited	(129,940)
Unvested at December 31, 2017	587,760
Vested and expected to vest at December 31, 2017	499,596
Unvested at January 1, 2018	587,760
Vested	(525,140)
Forfeited	(28,445)
Unvested at December 31, 2018	34,175
Vested and expected to vest at December 31, 2018	29,049

2010 share incentive plan [Member]
Summary of Restricted Shares Activities
A summary of the restricted shares activities under the 2010 Plan for the years ended December 31, 2016, 2017 and 2018 is presented below:

	Number of restricted shares	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2016	432,217
Granted	1,170,000	1.18
Vested	(274,960)
Forfeited	(384,037)
Unvested at December 31, 2016	943,220
Vested and expected to vest at December 31, 2016	801,737
Granted	2,050,000	0.69
Vested	(115,125)
Forfeited	(1,605,945)
Unvested at December 31, 2017	1,272,150
Vested and expected to vest at December 31, 2017	1,081,327
Granted	6,750,520	2.32
Vested	(267,630)
Forfeited	(1,103,000)
Unvested at December 31, 2018	6,652,040
Vested and expected to vest at December 31, 2018	5,654,234

2014 Plan [Member]
Summary of Restricted Shares Activities
A summary of the restricted shares activities under the 2014 Plan for the years ended December 31, 2017 and 2018 is presented below:

	Number of restricted shares	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2016	5,761,400
Granted	6,749,000	1.12
Vested	(1,262,200)
Forfeited	(971,900)
Unvested at December 31, 2016	10,276,300
Vested and expected to vest at December 31, 2016	8,734,855
Unvested at January 1, 2017	10,276,300
Vested	(2,447,950)
Forfeited	(2,022,000)
Unvested at December 31, 2017	5,806,350
Vested and expected to vest at December 31, 2017	4,935,398
Unvested at January 1, 2018	5,806,350
Vested	(2,086,450)
Forfeited	(243,250)
Unvested at December 31, 2018	3,476,650
Vested and expected to vest at December 31, 2018	2,955,153